Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Plan Compensation Expense, Including Cash Award	The table below shows total share-based plan compensation expense which was recognized in the Consolidated Statements of Income:

	Year Ended December 31,
(Thousands of dollars)	2022	2021	2020
Share-based compensation plan expense, net of related tax benefits	$6,225	$5,747	$4,816
Share-based compensation plan related tax benefits	1,966	1,815	1,521

Schedule of Nonvested Performance and Restricted Stock Unit Plans
The following table summarizes the activity of the restricted stock/units programs as of December 31, 2022:

(Thousands of shares)	Restricted Stock/ Units (1)	Weighted- average grant date fair value
Nonvested/unissued at December 31, 2021	520	$61.01
Granted	279	66.11
Dividends	10	—
Forfeited or expired	(85)	66.62
Vested and issued (2)	(264)	56.43
Nonvested/unissued at December 31, 2022	460	$64.34
(1)The number of performance shares includes 167,200 granted and 41,100 vested and issued, which was derived by assuming that target performance will be achieved during the relevant performance period.
(2)Includes shares for retiree payouts and those converted for taxes.